Retirement Benefit Schemes - Schedule of Defined Benefit Amounts Recognised in Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Defined Benefit Plans [Line Items]
– current service cost	£ 37	£ 51
– past service credit, curtailments and settlements	(6)	(13)
– interest on scheme liabilities	347	247
– interest on scheme assets	(354)	(246)
– interest on unrecognised funded scheme surpluses	4	1	£ 1
Defined benefit schemes	28	40
Defined contribution schemes	80	93
Total amount recognised in the income statement	108	133	139
Pension schemes
Disclosure Of Defined Benefit Plans [Line Items]
– current service cost	36	50
– past service credit, curtailments and settlements	(7)	(14)
– interest on scheme liabilities	315	224
– interest on scheme assets	(345)	(240)
– interest on unrecognised funded scheme surpluses	4	1	1
Defined benefit schemes	3	21
Defined contribution schemes	80	93
Total amount recognised in the income statement	83	114
Healthcare schemes
Disclosure Of Defined Benefit Plans [Line Items]
– current service cost	1	1
– past service credit, curtailments and settlements	1	1
– interest on scheme liabilities	32	23
– interest on scheme assets	(9)	(6)
– interest on unrecognised funded scheme surpluses	0	0	£ 0
Defined benefit schemes	25	19
Defined contribution schemes	0	0
Total amount recognised in the income statement	£ 25	£ 19